Pension plan (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Aggregate contributions to pension plans and retirement benefit schemes | $	$ 225,000		$ 104,000		$ 332,000
ZHEJIANG TIANLAN
Aggregate contributions to pension plans and retirement benefit schemes | ¥		¥ 6,003,000		¥ 5,645,000		¥ 5,449,000